Consolidated Statements of Shareholders’ Equity		Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulative deficit Statutory reserves CNY (¥)	Accumulative deficit Statutory reserves USD ($)	Accumulative deficit Unrestricted CNY (¥)	Accumulative deficit Unrestricted USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 13,095		¥ 102,127		¥ 1,552,410,496		¥ 24,478,153		¥ (517,971,017)		¥ (7,566,569)		¥ 97,898,474		¥ 1,149,364,759
Balance (in Shares) | shares	[1]	1,005,778	1,005,778	7,665,027	7,665,027
Balance at Dec. 31, 2022		¥ 13,095		¥ 102,127		1,552,410,496		24,478,153		(517,971,017)		(7,566,569)		97,898,474		1,149,364,759
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	1,005,778	1,005,778	7,665,027	7,665,027
Vesting of employee share compensation				¥ 15,554		55,642,482										55,658,036
Vesting of employee share compensation (in Shares) | shares	[1]			1,150,000	1,150,000
Net income (loss)										(421,190,362)				(89,175,621)		(510,365,983)
Statutory reserves								1,169,819		(1,169,819)
Foreign currency translation												67,042,111		(154,123)		66,887,988
Balance at Dec. 31, 2023		¥ 13,095		¥ 117,681		1,608,052,978		25,647,972		(940,331,198)		59,475,542		8,568,730		761,544,800
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	1,005,778	1,005,778	8,815,027	8,815,027
Balance (in Dollars)		¥ 13,095		¥ 117,681		1,608,052,978		25,647,972		(940,331,198)		59,475,542		8,568,730		761,544,800
Balance (in Shares) | shares	[1]	1,005,778	1,005,778	8,815,027	8,815,027
Capital contribution from noncontrolling interests														343,047,041		343,047,041
Subsidiary share issuance						228,410,341										228,410,341
Disposal of subsidiary								(6,401,093)		6,401,093
Net income (loss)										71,641,496				31,695,382		103,336,878
Statutory reserves								1,419,689		(1,419,689)
Foreign currency translation												(53,843,789)		2,441,051		(51,402,738)
Balance at Dec. 31, 2024		¥ 13,095		¥ 117,681		1,836,463,319		20,666,568		(863,708,298)		5,631,753		385,752,204		1,384,936,322
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	1,005,778	1,005,778	8,815,027	8,815,027
Balance (in Dollars)		¥ 13,095		¥ 117,681		1,836,463,319		20,666,568		(863,708,298)		5,631,753		385,752,204		1,384,936,322
Balance (in Shares) | shares	[1]	1,005,778	1,005,778	8,815,027	8,815,027
Capital contribution from noncontrolling interests														55,240,964		55,240,964
Subsidiary share issuance						863,863,403										863,863,403
Employee equity incentive				¥ 18,966		22,170,973										22,189,939
Employee equity incentive (in Shares) | shares				1,320,000	1,320,000
Conversion of convertible bonds into shares				¥ 103,529		84,498,064										84,601,593
Conversion of convertible bonds into shares (in Shares) | shares				7,244,249	7,244,249
Net income (loss)										309,246,488				37,869,514		347,116,002	$ 49,384,817
Statutory reserves								201,903		(201,903)
Foreign currency translation												(70,175,141)		(23,417,015)		(93,592,156)	(13,315,524)
Balance at Dec. 31, 2025		¥ 13,095	$ 1,863	¥ 240,176	$ 34,170	2,806,995,759	$ 399,356,328	20,868,471	$ 2,968,995	(554,663,713)	$ (78,913,003)	(64,543,388)	$ (9,182,704)	455,445,667	$ 64,797,073	2,664,356,067	379,062,722
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	1,005,778	1,005,778	17,379,276	17,379,276
Balance (in Dollars)		¥ 13,095	$ 1,863	¥ 240,176	$ 34,170	¥ 2,806,995,759	$ 399,356,328	¥ 20,868,471	$ 2,968,995	¥ (554,663,713)	$ (78,913,003)	¥ (64,543,388)	$ (9,182,704)	¥ 455,445,667	$ 64,797,073	¥ 2,664,356,067	$ 379,062,722
Balance (in Shares) | shares	[1]	1,005,778	1,005,778	17,379,276	17,379,276

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025 (See Note 19).